Fair Value Measurements (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets transferred between Level 1 and Level 2	$ 0
Adjustments to acquisition related contingent consideration liability	3,000,000
Increase in fair value of contingent consideration due to 5% increase in projections	18,000,000
Decrease in fair value of contingent consideration due to 5% decrease in projections	19,000,000
Equity method investments	$ 405,000,000	$ 389,000,000
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revenue target period (in years)	2 years
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revenue target period (in years)	4 years
Private Equity Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investments	$ 76,000,000	$ 79,000,000
Money Market Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share price (Rand)	$ 1.00